Goodwin Procter LLP

Counselors at Law

Exchange Place

Boston, MA 02109

T: 617.570.1000

F: 617.523.1231

May 9, 2014

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4561

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Jeffrey Rielder

                 Dan Greenspan

Re: Sage Therapeutics, Inc.

Confidential Draft Registration Statement on Form S-1

Submitted March 28, 2014

CIK No. 0001597553

Dear Mr. Greenspan:

This letter is being submitted on behalf of Sage Therapeutics, Inc. (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) with respect to the Company’s Confidential Draft Registration Statement on Form S-1 submitted on March 28, 2014 (the “Draft Registration Statement”), as set forth in your letter dated April 25, 2014 addressed to Jeffrey M. Jonas, President and Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently confidentially submitting Amendment No. 1 to the Draft Registration Statement on Form S-1 (“Amendment No. 1”), which includes changes to reflect responses to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Draft Registration Statement, and page references in the responses refer to Amendment No. 1.

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to submitting this letter via EDGAR, we are sending via Federal Express two (2) copies of each of this letter and Amendment No. 1 (marked to show changes from the Draft Registration Statement).

General

1. If our comments are applicable to portions of the filings that we have not cited, please make the appropriate changes elsewhere in the filing in accordance with our comments.

RESPONSE: The Company acknowledges the Staff’s comment and confirms that it will make changes to all applicable portions of Amendment No. 1 to which the Staff’s comments relate.

2. Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

RESPONSE: The Company acknowledges the Staff’s comment and confirms that it will submit all exhibits as soon as practicable.

3. Please confirm that the graphics included in your registration statement are the only graphic, visual, or photographic information you will use in your prospectus. If those are not the only graphics, please provide any additional graphics prior to their use for our review.

RESPONSE: The Company respectfully advises the Staff that the graphics included in the Draft Registration Statement are the only graphic, visual or photographic information that the Company intends to use in its prospectus.

4. Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

RESPONSE: The Company respectfully advises the Staff that as of the date hereof no written communications have been presented to investors in reliance on Section 5(d) of the Securities Act. The Company will supplementally provide the Staff with any written communications that are presented to investors in reliance on Section 5(d) of the Securities Act that occur after the date hereof. The Company further advises the Staff that as of the date hereof no research reports about the Company have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act. The Company will supplementally provide the Staff with any research reports about the Company that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act after the date hereof.

5. We note that a footnote to your exhibit index suggests that you have submitted or intend to submit a confidential treatment request with respect to portion of certain of your exhibits. We will provide any comments on your confidential treatment request and the related disclosure in a separate comment letter.

RESPONSE: The Company acknowledges the Staff’s comment.

Prospectus Summary, page 1

6. Please revise the table of your current pipeline that appears here and in your Business section so that the arrows indicating developmental progress more precisely reflect the status of your activities. In particular, we note that the arrow for SAGE-689 continues into the area of the table marked “IND” although it appears that no such filing has yet been made.

RESPONSE: The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on pages 1 and 87 of Amendment No. 1

Risk Factors

“We may not be successful in our efforts...” page 22

“We may expend our limited resources...” page 39

7. We note that these two risk factors appear to be substantially similar. Please revise your disclosure to combine these two risk factors.

RESPONSE: The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on pages 22 and 39 of Amendment No. 1.

“We are dependent on licensed intellectual property...” page 33

8. Please revise this risk factor to explain the relationship between Ligand Pharmaceuticals and CyDex Pharmaceuticals, as well as the effect of Ligand’s acquisition of Cydex on your license.

RESPONSE: The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on pages 33 and 98 of Amendment No. 1. We respectfully advise the Staff that the Company’s license remained in effect and unchanged as a result of Ligand Pharmaceutical’s acquisition of Cydex Pharmaceuticals, Inc., therefore, the Company has not included any such disclosure in the revisions on pages 33 and 99 of Amendment No. 1.

Managements’ Discussion and Analysis of Financial Condition and Results of Operations Critical Accounting Policies and Significant Judgments and Estimates Stock-Based Compensation, page 67

9. We are deferring final evaluation of stock compensation and related costs until an amendment including your estimated offering price has been filed. Please continue to update your tabular disclosure on page 70 for any new option grants or other equity issuances and discuss how you determined the fair value. Provide us with a quantitative and qualitative analysis explaining the difference between the estimated offering price and the fair value of recent equity issuances.

RESPONSE: The Company acknowledges the Staff’s comment and confirms that it will continue to update its tabular disclosure in the Draft Registration Statement for new option grants and other equity issuances. The Company respectfully advises the Staff that once the estimated offering price has been determined, it will supplementally provide the Staff with a quantitative and qualitative analysis explaining the difference between the estimated offering price and the fair value of recent equity issuances.

Business

Overview, page 78

10. Please revise your disclosure to describe the IND submitted in connection with your Phase 1/2 clinical trial of SAGE-547 for SRSE, and disclose when this IND was filed and by whom. If you or someone else has not filed an IND for SAGE-547 for SRSE or has filed an IND for a different indication, please explain the basis of your position that an IND filing or an amended IND filing was not required.

RESPONSE: The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on pages 2, 61, 80 and 92 of Amendment No. 1.

Our Strategy, page 79

11. In the first bullet that appears in this section, please clarify why you believe the opportunity exists for accelerated clinical trials following your ongoing Phase 1/2 trial. If you are referring to Fast Track designation, please specify this and discuss your plans for requesting this status.

RESPONSE: The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 82 of Amendment No. 1.

12. In the third bullet, please briefly describe the differentiating features of your newer compounds and explain why the risk-benefit calculus may be better for such compounds.

RESPONSE: The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 82 of Amendment No. 1.

13. On page 82 you state that “BDZs are prototypical allosteric modulators that primarily act at a particular receptor.” However, on page 83, you talk about the advantages of your allosteric approach over therapy with BDZs,” which seems more consistent with the preponderance of your disclosure that BDZs are limited in their efficacy because they act as orthosteric modulators in patients with SE. Please revise to reconcile this apparent inconsistency or advise us accordingly.

RESPONSE: The Company respectfully advises the Staff that benzodiazepines do not act as orthosteric modulators of GABA receptors, rather they act as allosteric modulators of GABAA synaptic receptors only. The Company’s product candidates, such as SAGE-547, act as allosteric modulators of both GABAA synaptic receptors and GABAA extrasynaptic receptors. The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 84 of Amendment No. 1.

Understanding the Foundations of Our Approach—Allosteric Modulation of Extrasynaptic GABAA receptors to treat SE, page 83

14. The left-most chart on page 83 appears to show that the level of extrasynaptic GABAA receptors (the percentage of receptors expressed on the neuronal surface) increased (i.e., was greater than 100%) as SE progressed. Please clarify as necessary and explain how receptor surface expression was measured.

RESPONSE: The Company respectfully advises the Staff that the chart shows that extrasynaptic GABAA receptor expression increased, but this increase is not statistically significant (not within error limits). This error limit is represented by the lines going above the bar. Typically represented, these bars extend below the bar for an equal amount as they go above. The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 85 of Amendment No. 1.

SAGE-547

Emergency-use experience with SAGE-547, page 89

15. Please include cautionary language similar to your risk factor disclosure on page 13 regarding the extent to which results in these emergency-use settings are predictive of success in your clinical trials of SAGE-547.

RESPONSE: The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 92 of Amendment No. 1.

16. Please expand your disclosure to provide more details and observations about the two pediatric SRSE patients in a manner similar to your discussion of the two adult patients.

RESPONSE: The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 91 of Amendment No. 1.

Clinical, page 90

17. Please disclose the current status of your Phase 1/2 clinical trials of SAGE-547 that indicate how far the study has progressed thus far.

RESPONSE: The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on pages 2, 61, 80, and 92-93 of Amendment No. 1.

18. Please expand your discussion of the clinical trials of SAGE-547 on page to include a brief description of the investigator sponsored trial for the treatment of TBI, identify your collaborator, and disclose the material terms of your arrangement with the collaborator as it relates to this trial and the right to use the results of the trial.

RESPONSE: The Company respectfully advises the Staff that it does not believe that it is appropriate to describe the results of the investigator-sponsored TBI clinical trial (the “TBI Trial”) as this clinical trial is being performed by a third party as opposed to the Company and is being conducted in TBI, which is unrelated to the indications under investigation by the Company. In addition, the Company does not have an arrangement in place with this third party with respect to the TBI Trial and does not have the right to use the results of the TBI Trial.

SAGE-689—Non-clinical results—Efficacy, page 91

SAGE-217—Non-clinical results—Efficacy, page 93

19. Please revise your discussion of these non-clinical trials to address the inherent limitations of pre-clinical studies in animal models in predicting efficacy in human patients. If there were other factors, such as trial design, that also could impact the predictive power of these studies, please address this as well.

RESPONSE: The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on pages 94 and 96 of Amendment No. 1.

Licenses

Cydex Pharmaceuticals, page 95

20. Please briefly explain the nature of Captisol technology and its relationship to allopregnanolone and SAGE-547.

RESPONSE: The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 99 of Amendment No. 1.

Intellectual Property

Patents— page 98

21. Please expand your discussion to disclose, if material, the expiration dates of the potential patents issuable under the remaining seven patent application families licensed from WU described in paragraph (2) and the three families of application that you own described in paragraph (4).

RESPONSE: The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on pages 101 and 102 of Amendment No. 1.

Certain Relationships and Related Party Transactions

Agreements with Stockholders, page 131

22. Please expand you discussion of the Third Rock Ventures agreement to describe with more specificity the services provided by Third Rock and summarize the parties’ material obligations under this agreement. In addition, please file a copy of the agreement as an exhibit to your registration statement.

RESPONSE: The Company further advises the Staff that the Company does not have a written agreement in place with Third Rock Ventures for these consulting services, but has expanded its disclosure to further describe these services. The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 135 of Amendment No. 1.

Material U.S. Federal Income and Estate Tax Considerations

to Non-U.S. Holders, page 142

23. Please delete the word “certain” from the introductory paragraph and make clear that the summary discusses all material tax consequences of which you are aware.

RESPONSE: The Draft Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 147 of Amendment No. 1.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1933.

Sincerely,

/s/ Michael H. Bison

Michael H. Bison

Enclosures

cc:	Jeffrey M. Jonas, Sage Therapeutics, Inc.
Kimi Iguchi, Sage Therapeutics, Inc.
Mitchell S. Bloom, Goodwin Procter LLP
Laurie A. Burlingame, Goodwin Procter LLP